Other Payables and Accrued Liabilities (Details)				1 Months Ended				12 Months Ended
	Aug. 31, 2024 USD ($)	Aug. 31, 2024 CNY (¥)	May 31, 2023 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 CNY (¥)	May 31, 2023 USD ($)	Jun. 30, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	[1]	May 31, 2023 CNY (¥)
Industrial and Commercial Bank of China [Member]
Other Payables and Accrued Liabilities [Line Items]
Short-term borrowing			$ 325,357			$ 325,357		[1]	$ 325,357		¥ 2,310,000
Percentage of annual interest			3.55%			3.55%	3.80%
Shenzhen Hi-Tech Investment Small Micro Financing Guarantee Co., Ltd.[Member]
Other Payables and Accrued Liabilities [Line Items]
Repaid amount	$ 247,914	¥ 1,809,601		$ 247,914	¥ 1,809,601
Interest payments								$ 5,165

[1]	In June 2022, the Company entered into a 12-month operating loan agreement with Industrial and Commercial Bank of China. The Company received a fund of RMB 2,310,000 (approximately $334,919) with an annual interest rate of 3.8% to be due in June 2023. On May 24, 2023, the Company paid up the loan. In May 2023, the Company received a fund of RMB 2,310,000 (approximately $325,357) with an annual interest rate of 3.55% to be due in May 2024. The company defaulted on the principal borrowed in May 2024. In August 2024, Shenzhen Hi-Tech Investment Small Micro Financing Guarantee Co., Ltd. has repaid RMB1,809,601 (approximately $247,914) to the Company, with interest payments of $5,165 as of December 31, 2024. As of April 30, 2025, the Company has full repaid this bank loan.